UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 371,852	$ 215,445
Restricted cash	5,866	8,953
Investments in debt and equity securities	22,805	28,805
Due from related parties	4,842	7,718
Trade accounts receivable	7,601	6,666
Other receivables	16,829	22,024
Inventories	11,087	8,808
Prepaid expenses and accrued income	10,276	2,597
Investment in sales-type leases, direct financing leases and leaseback assets, current portion	41,508	55,420
Assets held for sale	4,091	0
Total current assets	496,757	356,436
Vessels and equipment, net	1,563,548	1,240,698
Newbuildings and vessel purchase deposits	18,783	0
Vessels under finance lease, net	676,896	697,380
Investment in sales-type leases, direct financing leases and leaseback assets, long-term portion	258,783	622,123
Investments in associated companies	29,141	27,297
Loans and long term receivables from related parties including associates	125,000	123,910
Financial instruments at fair value, long-term portion	3,675	3,406
Other long-term assets	21,319	21,961
Total assets	3,193,902	3,093,211
Current liabilities
Short-term debt and current portion of long-term debt	369,552	484,956
Finance lease liability, current portion	50,025	48,887
Due to related parties	1,329	2,724
Trade accounts payable	1,239	1,247
Financial instruments at fair value, current portion	1,714	1,572
Accrued expenses	17,727	21,060
Other current liabilities	18,641	16,085
Total current liabilities	460,227	576,531
Long-term liabilities
Long-term debt	1,312,171	1,164,113
Finance lease liability, long-term portion	498,823	524,200
Financial instruments at fair value, long-term portion	21,357	32,712
Other long-term liabilities	4	4
Total liabilities	2,292,582	2,297,560
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 300,000,000 shares authorized; 138,022,940 shares issued and outstanding at June 30, 2021). ($0.01 par value; 300,000,000 shares authorized; 127,810,064 shares issued and outstanding at December 31, 2020.	1,380	1,278
Additional paid-in capital	616,426	531,382
Contributed surplus	503,657	539,370
Accumulated other comprehensive loss	(14,089)	(19,316)
Accumulated deficit	(206,054)	(257,063)
Total stockholders’ equity	901,320	795,651
Total liabilities and stockholders’ equity	$ 3,193,902	$ 3,093,211